UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
					Washington, DC  20549
					FORM 13F
  					FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:	March 31, 1999

Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					[    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:		Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on bahalf of Reporting Manager:
Name:	Kenneth M. Ligon
Title:	Secretary/Treasurer
Phone:	561-778-0552
Signature, Place and Date of Signing:

	Kenneth M. Ligon	Vero Beach, FL		April 28, 1999

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	37

Form 13F Information Table Value Total:	$207,359

List of Other Managers Included:		NONE



  ITEM 1:                       ITEM 2ITEM 3:  ITEM 4: ITEM: 5 ITEM 6(aITEM 8(a)
  NAME OF ISSUER                COM   CUSIP    MKT VAL SHRS PR SOLE    SOLE

D ABBOTT LABS                   COM   002824100    6294  134445  134445  134445
D AES CORP                      COM   00130H105    3712   99650   99650   99650
D AMERICAN EXPRESS CO           COM   025816109    6555   55665   55665   55665
D AMERICAN INTERNATIONAL GP     COM   026874107    6434   53343   53343   53343
D AUTOMATIC DATA PROCESSING     COM   053015103    6724  162515  162515  162515
D BANCO DE SANTANDER            COM   059574202    6774  337658  337658  337658
D CISCO SYSTEMS                 COM   17275R102   10904   99522   99522   99522
D CITIGROUP, INC.               COM   172967101    9367  146641  146641  146641
D COCA COLA                     COM   191216100    3915   63790   63790   63790
D COMAIR                        COM   199789108    7028  297480  297480  297480
D COMPAQ COMPUTER               COM   204493100    5630  177657  177657  177657
D COMPUTER ASSOCIATES           COM   204912109    5295  148883  148883  148883
D DISNEY, WALT                  COM   254687106    7174  230485  230485  230485
D DONALDSON COMPANY             COM   257651109    4593  255150  255150  255150
D DUKE POWER                    COM   264399106    2202   40175   40175   40175
D DUPONT DE NEMOURS, I.E.       COM   263534109    3574   61550   61550   61550
D ERICSSON LM TEL - ADR         COM   294821400    5189  217895  217895  217895
D EXXON                         COM   302290101    7313  103640  103640  103640
D GANNETT CO.                   COM   364730101    4801   76200   76200   76200
D GENERAL ELECTRIC              COM   369604103    9740   88045   88045   88045
D GILLETTE                      COM   375766102    6053  101830  101830  101830
D INTEL                         COM   458140100    8218   69130   69130   69130
D JOHNSON & JOHNSON             COM   478160104    4914   52555   52555   52555
D LUCENT TECHNOLOGIES           COM   549463107    9912   91780   91780   91780
D MEDTRONIC INC                 COM   585055106    1022   14222   14222   14222
D MERCK & CO.                   COM   589331107    7383   92138   92138   92138
D MICROSOFT                     COM   594918104   11040  123178  123178  123178
D NORFOLK SOUTHERN CORP         COM   655844108    3467  131450  131450  131450
D ORACLE CORP                   COM   68389X105    2404   91150   91150   91150
D PEPSICO                       COM   713448108    5093  129955  129955  129955
D PFIZER INC                    COM   717081103    1934   13940   13940   13940
D PROCTOR & GAMBLE              COM   742718109    4826   49275   49275   49275
D ROYAL DUTCH PETROL.           COM   780257804     814   15645   15645   15645
D SCHERING PLOUGH CORP          COM   806605101     718   13000   13000   13000
D STATE STREET CORP             COM   857477103    7639   92875   92875   92875
D UNUM                          COM   903192102    2967   62375   62375   62375
D VIACOM CL B                   COM   925524308    5737   68350   68350   68350
S REPORT SUMMARY                    37RECORDS    207359        0 OTHER MGRS